Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.9%
Afterpay Ltd.(a)	49,720	$4,518,492
Ampol Ltd.	12,569	248,451
BlueScope Steel Ltd.	60,196	1,005,296
Coles Group Ltd.	131,811	1,661,660
CSL Ltd.	25,317	5,302,837
Evolution Mining Ltd.	154,977	554,267
Fortescue Metals Group Ltd.	326,525	5,697,746
Goodman Group	257,014	3,754,212
James Hardie Industries PLC	75,359	2,497,255
Magellan Financial Group Ltd.	9,469	354,745
Northern Star Resources Ltd.	82,137	666,825
REA Group Ltd.	6,297	770,233
Sonic Healthcare Ltd.	61,625	1,707,968
TPG Telecom Ltd.	30,724	130,767
Washington H Soul Pattinson & Co. Ltd.	14,271	333,685
Wesfarmers Ltd.	140,315	5,864,785
Woolworths Group Ltd.	93,615	2,841,898

		37,911,122

Belgium — 0.2%
Sofina SA	1,260	479,608
UCB SA	9,868	915,403

		1,395,011

Canada — 9.2%
Agnico Eagle Mines Ltd.	28,405	1,773,754
Algonquin Power & Utilities Corp.	46,544	750,258
B2Gold Corp.	144,971	697,633
Barrick Gold Corp.	179,774	3,827,249
Canadian National Railway Co.	78,271	8,419,445
Canadian Pacific Railway Ltd.	20,568	7,669,279
Canadian Tire Corp. Ltd., Class A, NVS	7,915	1,260,532
Constellation Software Inc.	1,454	2,132,104
First Quantum Minerals Ltd.	75,382	1,735,955
FirstService Corp.	6,918	1,122,783
Franco-Nevada Corp.	18,211	2,534,767
Hydro One Ltd.(b)	41,613	996,858
Intact Financial Corp.	9,108	1,209,612
Kinross Gold Corp.	141,029	991,628
Metro Inc.	25,636	1,173,646
Northland Power Inc.	43,239	1,488,164
Pan American Silver Corp.	32,917	1,045,681
Quebecor Inc., Class B	10,523	282,706
Ritchie Bros Auctioneers Inc.	16,610	1,055,711
Shopify Inc., Class A(a)	21,459	25,308,782
Thomson Reuters Corp.	15,987	1,481,351
TMX Group Ltd.	4,826	531,362
Toromont Industries Ltd.	11,347	903,923
Wheaton Precious Metals Corp.	58,134	2,409,570
Yamana Gold Inc.	90,530	414,310

		71,217,063

Denmark — 6.2%
Ambu A/S, Class B	15,693	880,463
AP Moller - Maersk A/S, Class A	426	1,003,343
AP Moller - Maersk A/S, Class B, NVS	829	2,062,553
Demant A/S(a)	11,300	567,410
DSV Panalpina A/S	42,629	9,519,268
Genmab A/S(a)	8,656	3,180,679
GN Store Nord A/S	21,663	1,958,126
Novo Nordisk A/S, Class B	105,874	7,764,476

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	22,528	$1,605,639
Orsted A/S(b)	43,139	6,300,131
Pandora A/S	18,210	2,069,302
ROCKWOOL International A/S, Class B	1,867	839,261
Vestas Wind Systems A/S	230,350	9,627,669

		47,378,320

Finland — 1.1%
Kesko OYJ, Class B	50,993	1,555,505
Kone OYJ, Class B	46,196	3,633,605
Neste OYJ	55,706	3,379,767

		8,568,877

France — 8.6%
Air Liquide SA	38,928	6,566,235
Alstom SA(a)	15,714	859,566
BioMerieux	5,954	709,001
Dassault Systemes SE	10,956	2,544,785
Electricite de France SA(a)	65,758	959,413
Eurofins Scientific SE(a)	19,763	1,959,164
Hermes International	4,172	5,243,231
Iliad SA	2,139	388,814
Kering SA	5,611	4,501,888
La Francaise des Jeux SAEM(b)	8,155	418,400
LVMH Moet Hennessy Louis Vuitton SE	24,093	18,161,770
Remy Cointreau SA	3,404	681,043
Sartorius Stedim Biotech	6,505	2,991,334
Schneider Electric SE	65,802	10,536,837
Suez SA	46,429	1,109,999
Teleperformance	7,277	2,812,852
Ubisoft Entertainment SA(a)	9,903	744,600
Vivendi SE	88,245	3,080,650
Worldline SA(a)(b)	17,376	1,707,473

		65,977,055

Germany — 8.4%
Bechtle AG	3,254	663,372
Brenntag SE	20,762	1,866,499
Carl Zeiss Meditec AG, Bearer	4,233	746,772
Delivery Hero SE(a)(b)	24,332	3,867,857
Deutsche Bank AG, Registered(a)	169,162	2,363,413
Deutsche Post AG, Registered	147,002	8,663,124
Deutsche Wohnen SE	43,630	2,363,480
GEA Group AG	15,516	681,939
HelloFresh SE(a)	34,902	2,899,036
Infineon Technologies AG	161,435	6,522,868
KION Group AG	7,433	742,134
Knorr-Bremse AG	6,166	757,108
Merck KGaA	15,509	2,728,581
Nemetschek SE	4,866	363,177
Puma SE(a)	9,851	1,040,239
Rational AG	577	481,769
RWE AG	62,796	2,384,229
Scout24 AG(b)	12,480	1,038,719
Siemens AG, Registered	85,688	14,319,448
Symrise AG	15,335	1,982,633
TeamViewer AG(a)(b)	14,491	690,095
Vonovia SE	62,148	4,087,823
Zalando SE(a)(b)	33,194	3,458,045

		64,712,360

Hong Kong — 2.9%
ESR Cayman Ltd.(a)(b)	321,200	1,097,982

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	230,000	$13,918,126
PCCW Ltd.	277,000	160,490
SJM Holdings Ltd.	108,000	140,165
Techtronic Industries Co. Ltd.	291,000	5,305,317
Xinyi Glass Holdings Ltd.	424,000	1,503,982

		22,126,062

Ireland — 1.1%
Flutter Entertainment PLC(a)	22,976	4,697,796
Kingspan Group PLC	33,913	3,023,459
Smurfit Kappa Group PLC	18,662	956,124

		8,677,379

Israel — 0.8%
Nice Ltd.(a)	9,843	2,381,731
Wix.com Ltd.(a)	11,122	3,535,461

		5,917,192

Italy — 1.7%
Amplifon SpA(a)	19,595	828,662
DiaSorin SpA	4,245	721,806
Enel SpA	562,250	5,595,406
Ferrari NV	9,399	2,015,680
Infrastrutture Wireless Italiane SpA(b)	18,447	215,403
Moncler SpA(a)	10,522	646,239
Nexi SpA(a)(b)	37,562	720,761
Prysmian SpA	27,374	858,421
Recordati Industria Chimica e Farmaceutica SpA	9,939	548,456
Terna Rete Elettrica Nazionale SpA	81,815	603,737

		12,754,571

Japan — 27.1%
Acom Co. Ltd.	33,500	143,740
Advantest Corp.	15,900	1,509,922
Aeon Co. Ltd.	74,000	2,019,167
Ajinomoto Co. Inc.	35,300	706,129
Asahi Intecc Co. Ltd.	15,400	414,499
Azbil Corp.	22,400	905,796
Bandai Namco Holdings Inc.	27,400	2,011,915
Capcom Co. Ltd.	41,000	1,331,595
Chugai Pharmaceutical Co. Ltd.	52,900	1,984,748
Cosmos Pharmaceutical Corp.	2,900	416,276
CyberAgent Inc.	66,000	1,357,376
Daifuku Co. Ltd.	16,300	1,613,522
Daiichi Sankyo Co. Ltd.	134,600	3,431,958
Daikin Industries Ltd.	37,700	7,563,799
Disco Corp.	2,400	777,275
Eisai Co. Ltd.	15,700	1,023,972
Fast Retailing Co. Ltd.	6,900	5,663,044
FUJIFILM Holdings Corp.	26,000	1,685,760
Fujitsu Ltd.	21,000	3,343,900
GMO Payment Gateway Inc.	4,900	625,360
Hamamatsu Photonics KK	14,100	817,840
Harmonic Drive Systems Inc.	3,700	249,476
Hoya Corp.	43,300	4,925,992
Ibiden Co. Ltd.	17,300	819,853
Iida Group Holdings Co. Ltd.	15,100	367,882
Ito En Ltd.	4,600	254,609
ITOCHU Corp.	132,400	4,128,075
Itochu Techno-Solutions Corp.	7,700	266,987
Japan Exchange Group Inc.	78,400	1,837,259
JSR Corp.	17,500	538,745
Kansai Paint Co. Ltd.	17,800	448,318

Security	Shares	Value

Japan (continued)
Keyence Corp.	22,700	$10,907,131
Kobayashi Pharmaceutical Co. Ltd.	3,700	330,040
Kobe Bussan Co. Ltd.	17,100	457,126
Koei Tecmo Holdings Co. Ltd.	13,520	604,229
Kubota Corp.	114,500	2,692,146
Kyowa Kirin Co. Ltd.	22,400	680,371
Lasertec Corp.	11,200	1,981,684
Lixil Corp.	37,800	1,023,977
M3 Inc.	103,300	7,160,735
Makita Corp.	26,000	1,169,114
Mercari Inc.(a)(c)	18,400	909,016
MISUMI Group Inc.	24,700	695,997
Mitsubishi Gas Chemical Co. Inc.	20,100	464,688
Miura Co. Ltd.	9,300	487,526
MonotaRO Co. Ltd.	48,800	1,245,616
Murata Manufacturing Co. Ltd.	59,200	4,713,578
NEC Corp.	30,700	1,786,304
Nexon Co. Ltd.	107,400	3,561,822
Nidec Corp.	78,400	9,076,913
Nihon M&A Center Inc.	53,000	1,388,701
Nintendo Co. Ltd.	15,200	8,717,698
Nippon Paint Holdings Co. Ltd.	128,000	1,829,157
Nippon Prologis REIT Inc.	211	677,563
Nissan Chemical Corp.	12,800	658,122
Nissin Foods Holdings Co. Ltd.	4,600	326,152
Nitori Holdings Co. Ltd.	11,900	2,134,934
Nitto Denko Corp.	20,000	1,657,747
Nomura Research Institute Ltd.	33,800	1,040,547
Obic Co. Ltd.	8,000	1,546,498
Olympus Corp.	115,600	2,376,936
Omron Corp.	17,500	1,327,249
Ono Pharmaceutical Co. Ltd.	43,800	1,102,363
Oracle Corp. Japan	1,900	178,171
Otsuka Corp.	6,700	337,743
Pan Pacific International Holdings Corp.	38,400	827,336
Panasonic Corp.	179,900	2,121,505
Recruit Holdings Co. Ltd.	113,800	5,142,109
Renesas Electronics Corp.(a)	80,700	941,334
Rinnai Corp.	5,000	502,264
Ryohin Keikaku Co. Ltd.	27,800	584,969
SG Holdings Co. Ltd.	72,900	1,656,682
Shimadzu Corp.	15,100	528,407
Shimamura Co. Ltd.	3,900	386,057
Shimano Inc.	12,600	2,885,879
Shin-Etsu Chemical Co. Ltd.	30,800	5,198,847
SMC Corp.	4,900	2,844,380
SoftBank Group Corp.	213,200	19,280,747
Sony Group Corp.	154,900	15,446,777
Square Enix Holdings Co. Ltd.	10,300	572,929
Sundrug Co. Ltd.	4,700	160,171
Sysmex Corp.	22,000	2,198,893
TDK Corp.	12,700	1,725,401
Terumo Corp.	48,100	1,818,299
Toho Gas Co. Ltd.	6,400	355,409
Tokyo Electron Ltd.	14,600	6,454,160
Tosoh Corp.	25,900	459,212
Toyo Suisan Kaisha Ltd.	6,400	260,848
Trend Micro Inc.	9,000	428,160
Tsuruha Holdings Inc.	2,900	334,825
Unicharm Corp.	52,400	2,034,542

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Welcia Holdings Co. Ltd.	7,600	$237,098
Yamato Holdings Co. Ltd.	48,200	1,360,386
Z Holdings Corp.	603,500	2,788,230
ZOZO Inc.	11,800	398,353

		208,366,592

Netherlands — 8.1%
Adyen NV(a)(b)	4,256	10,459,363
Argenx SE(a)	5,834	1,688,321
ASML Holding NV	46,715	30,434,653
Davide Campari-Milano NV	62,888	742,813
Just Eat Takeaway.com NV(a)(b)	10,339	1,070,363
Koninklijke Ahold Delhaize NV	84,090	2,266,484
Koninklijke DSM NV	23,613	4,241,058
Prosus NV	54,737	5,945,470
QIAGEN NV(a)	27,877	1,360,119
STMicroelectronics NV	54,244	2,034,714
Wolters Kluwer NV	20,424	1,850,373

		62,093,731

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	100,822	2,600,616
Meridian Energy Ltd.	132,904	508,261
Spark New Zealand Ltd.	104,691	330,510

		3,439,387

Norway — 0.4%
Adevinta ASA(a)	51,621	947,522
Gjensidige Forsikring ASA	12,450	283,894
Schibsted ASA, Class A(a)	15,336	774,165
Schibsted ASA, Class B(a)	19,013	835,289

		2,840,870

Portugal — 0.2%
EDP - Energias de Portugal SA	281,912	1,568,548

Singapore — 0.0%
Mapletree Logistics Trust	253,345	378,951

Spain — 1.7%
Cellnex Telecom SA(b)	46,650	2,641,637
Iberdrola SA	630,100	8,521,907
Siemens Gamesa Renewable Energy SA(a)	53,717	1,946,402

		13,109,946

Sweden — 5.5%
Atlas Copco AB, Class A	64,681	3,924,117
Atlas Copco AB, Class B	34,451	1,790,641
Electrolux AB, Series B	26,862	754,801
Epiroc AB, Class A	88,479	1,920,101
Epiroc AB, Class B	49,768	977,615
EQT AB	43,651	1,477,963
Evolution AB(b)	26,670	5,273,600
Hexagon AB, Class B	37,899	3,618,798
Husqvarna AB, Class B	63,590	886,270
Industrivarden AB, Class A	11,407	438,163
Investment AB Latour, Class B	28,121	861,348
Investor AB, Class B	37,349	3,175,377
Kinnevik AB, Class B	56,394	3,121,236
L E Lundbergforetagen AB, Class B	4,811	275,264
Nibe Industrier AB, Class B	45,658	1,672,808
Sandvik AB	62,428	1,545,242
Svenska Cellulosa AB SCA, Class B	62,126	1,091,058
Swedish Match AB	20,080	1,649,002

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	272,731	$3,739,518
Volvo AB, Class B	178,535	4,367,438

		42,560,360

Switzerland — 5.2%
ABB Ltd., Registered	178,570	5,805,165
Banque Cantonale Vaudoise, Registered	2,948	300,925
EMS-Chemie Holding AG, Registered	1,316	1,230,075
Geberit AG, Registered	4,016	2,643,722
Givaudan SA, Registered	1,381	5,790,191
Kuehne + Nagel International AG, Registered	8,088	2,420,946
Logitech International SA, Registered	38,406	4,312,016
Lonza Group AG, Registered	12,503	7,962,000
Schindler Holding AG, Participation Certificates, NVS	2,970	846,013
Sika AG, Registered	23,374	6,981,062
Straumann Holding AG, Registered	1,065	1,523,264

		39,815,379

United Kingdom — 5.2%
Admiral Group PLC	29,299	1,269,309
Antofagasta PLC	42,600	1,100,307
Ashtead Group PLC	45,960	2,959,615
AVEVA Group PLC	5,184	249,777
Bunzl PLC	51,907	1,672,365
Croda International PLC	19,529	1,828,910
Entain PLC(a)	48,564	1,137,353
Experian PLC	94,894	3,668,285
Ferguson PLC	27,699	3,502,183
Fresnillo PLC	29,574	337,237
Halma PLC	43,887	1,572,566
Hikma Pharmaceuticals PLC	14,146	477,895
J Sainsbury PLC	99,214	326,521
Kingfisher PLC(a)	412,091	2,038,614
London Stock Exchange Group PLC	31,386	3,215,707
National Grid PLC	189,757	2,392,403
Ocado Group PLC(a)	58,836	1,708,246
Persimmon PLC	19,905	863,163
Reckitt Benckiser Group PLC	54,344	4,853,863
Rentokil Initial PLC	172,924	1,198,068
Segro PLC	100,647	1,401,173
Severn Trent PLC	16,179	554,864
Spirax-Sarco Engineering PLC	12,707	2,078,670

		40,407,094

Total Common Stocks — 98.9% (Cost: $607,273,331)		761,215,870

Preferred Stocks

Germany — 0.6%
Fuchs Petrolub SE, Preference Shares, NVS	7,553	403,152
Sartorius AG, Preference Shares, NVS	7,332	4,141,281

		4,544,433

Total Preferred Stocks — 0.6% (Cost: $2,784,943)		4,544,433

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	906,550	907,003

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	210,000	$210,000

		1,117,003

Total Short-Term Investments — 0.1% (Cost: $1,117,057)		1,117,003

Total Investments in Securities — 99.6% (Cost: $611,175,331)		766,877,306

Other Assets, Less Liabilities — 0.4%		2,745,152

Net Assets — 100.0%		$769,622,458

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,573	$888,957	(a)	$—		$(475)	$(52)	$907,003	906,550	$3,112	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	231,000	—		(21,000	)(a)	—	—	210,000	210,000	126		—

						$(475)	$(52)	$1,117,003		$3,238		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	43	06/18/21	$2,037	$44,187
FTSE 100 Index	1	06/18/21	96	2,871
TOPIX Index	80	06/10/21	1,392	(11,390)

				$35,668

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Momentum Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$761,215,870	$—	$—	$761,215,870
Preferred Stocks	4,544,433	—	—	4,544,433
Money Market Funds	1,117,003	—	—	1,117,003

	$766,877,306	$—	$—	$766,877,306

Derivative financial instruments(a)
Assets
Futures Contracts	$47,058	$—	$—	$47,058
Liabilities
Futures Contracts	(11,390)	—	—	(11,390)

	$35,668	$—	$—	$35,668

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

5